Other disclosures - Exposure to Europe's peripheral countries (Details) - Sovereign Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	€ 15,005	€ 13,364
Off-balance-sheet other than derivatives contingent liabilities and commitments	5,012	5,622
SPAIN
Disclosure of financial assets [line items]
Risk exposure	41,934	49,640
Off-balance-sheet government debt securities	13,131	11,529
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,423	4,870
PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	9,489	8,753
Off-balance-sheet government debt securities	1,406	1,415
Off-balance-sheet other than derivatives contingent liabilities and commitments	297	366
ITALY
Disclosure of financial assets [line items]
Risk exposure	4,629	261
Off-balance-sheet government debt securities	466	418
Off-balance-sheet other than derivatives contingent liabilities and commitments	292	386
IRELAND
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	2	2
Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure effect of short positions	(1,710)	(2,458)
Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure effect of short positions	(759)	(115)
Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure effect of short positions	(159)	(681)
Loans and advances - Customers
Disclosure of financial assets [line items]
Valuation adjustment	22	34
Loans and advances - Customers | SPAIN
Disclosure of financial assets [line items]
Risk exposure	13,932	13,615
Loans and advances - Customers | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	3,686	3,725
Loans and advances - Customers | ITALY
Disclosure of financial assets [line items]
Risk exposure	62	80
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure - long positions	6,084	3,601
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure - long positions	365	72
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure - long positions	1,151	477
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	16,379	27,078
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	5,633	4,794
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	3,188
Financial assets at amortised cost, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	7,249	7,804
Financial assets at amortised cost, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	564	277
Financial assets at amortised cost, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	387	385
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN
Disclosure of financial assets [line items]
Risk exposure	522	407
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Disclosure of financial assets [line items]
Risk exposure	3	87
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Disclosure of financial assets [line items]
Risk exposure effect of short positions	(1)
Risk exposure		€ 2
Hedging derivatives, category | Credit default swap | ITALY
Disclosure of financial assets [line items]
Risk exposure effect of short positions	€ (3)